Financial instruments and financial risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 5,264.1	€ 5,030.9	€ 5,343.4
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 5,319.5	€ 5,258.4	€ 5,593.6
Interest rate percentage	(0.01%)	0.04%	0.19%
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 1,326.6	€ 1,156.2	€ 1,720.4
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	406.0	468.9	716.9
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	512.7	321.3	493.6
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,149.7	443.8	273.6
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,924.5	2,868.2	2,389.1
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,170.8	3,501.7	3,286.5
Non-derivative financial liabilities, undiscounted cash flows	€ 3,219.6	€ 3,718.8	€ 3,528.3
Interest rate percentage	1.54%	1.65%	2.20%
Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 189.4	€ 229.3	€ 290.9
Non-derivative financial liabilities, undiscounted cash flows	192.3	282.2	350.3
Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	95.5	213.3	399.7
Non-derivative financial liabilities, undiscounted cash flows	96.8	247.9	437.5
Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	201.3	120.2	303.1
Non-derivative financial liabilities, undiscounted cash flows	204.3	148.1	337.2
Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	930.4	227.5	139.4
Non-derivative financial liabilities, undiscounted cash flows	944.8	251.4	166.4
Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,754.2	2,711.4	2,153.4
Non-derivative financial liabilities, undiscounted cash flows	1,781.4	2,789.2	2,236.9
Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	792.2	882.8	736.5
Non-derivative financial liabilities, undiscounted cash flows	€ 799.3	€ 892.3	€ 746.2
Interest rate percentage	0.90%	0.84%	0.71%
Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 245.2	€ 226.6	€ 159.0
Non-derivative financial liabilities, undiscounted cash flows	247.4	230.1	162.5
Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	200.5	215.8	166.2
Non-derivative financial liabilities, undiscounted cash flows	202.3	218.6	168.9
Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	222.3	170.3	153.5
Non-derivative financial liabilities, undiscounted cash flows	224.3	172.2	155.4
Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	103.5	191.5	106.0
Non-derivative financial liabilities, undiscounted cash flows	104.4	192.4	107.2
Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.7	78.6	151.8
Non-derivative financial liabilities, undiscounted cash flows	20.9	79.0	152.2
Long Term Debt and Finance Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,096.4	3,108.3	2,459.5
Non-derivative financial liabilities, undiscounted cash flows	3,144.9	3,302.3	2,678.4
Long Term Debt and Finance Leases [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	178.2	205.1	188.4
Long Term Debt and Finance Leases [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	82.3	182.6	199.9
Long Term Debt and Finance Leases [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	189.3	83.1	177.8
Long Term Debt and Finance Leases [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	929.4	186.1	80.4
Long Term Debt and Finance Leases [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,765.7	2,645.4	2,031.9
Debt swapped from floating to fixed [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	74.4		827.0
Non-derivative financial liabilities, undiscounted cash flows	74.7		849.9
Debt swapped from floating to fixed [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	14.1		161.9
Debt swapped from floating to fixed [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	14.5		237.6
Debt swapped from floating to fixed [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	15.0		159.4
Debt swapped from floating to fixed [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	15.4		86.0
Debt swapped from floating to fixed [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	15.7		205.0
Debt swapped from floating to fixed [Member] | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 74.4	393.4	€ 827.0
Non-derivative financial liabilities, undiscounted cash flows		€ 416.5
Interest rate percentage	0.37%	2.59%	3.23%
Debt swapped from floating to fixed [Member] | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 14.0	€ 60.1	€ 144.9
Non-derivative financial liabilities, undiscounted cash flows		77.1
Debt swapped from floating to fixed [Member] | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14.4	61.7	234.0
Non-derivative financial liabilities, undiscounted cash flows		65.3
Debt swapped from floating to fixed [Member] | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14.9	63.3	157.7
Non-derivative financial liabilities, undiscounted cash flows		65.0
Debt swapped from floating to fixed [Member] | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15.3	64.9	85.7
Non-derivative financial liabilities, undiscounted cash flows		65.3
Debt swapped from floating to fixed [Member] | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15.8	143.4	204.7
Non-derivative financial liabilities, undiscounted cash flows		143.8
Debt swapped from floating to fixed [Member] | Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(74.4)	(393.4)	(827.0)
Debt swapped from floating to fixed [Member] | Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14.0)	(60.1)	(144.9)
Debt swapped from floating to fixed [Member] | Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14.4)	(61.7)	(234.0)
Debt swapped from floating to fixed [Member] | Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14.9)	(63.3)	(157.7)
Debt swapped from floating to fixed [Member] | Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(15.3)	(64.9)	(85.7)
Debt swapped from floating to fixed [Member] | Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(15.8)	(143.4)	(204.7)
Current and non-current maturities of debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,963.0	4,384.5	4,023.0
Non-derivative financial liabilities, undiscounted cash flows	4,018.9	4,611.1	4,274.5
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	434.6	455.9	449.9
Non-derivative financial liabilities, undiscounted cash flows	439.7	512.3	512.8
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	296.0	429.1	565.9
Non-derivative financial liabilities, undiscounted cash flows	299.1	466.5	606.4
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	423.6	290.5	456.6
Non-derivative financial liabilities, undiscounted cash flows	428.6	320.3	492.6
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,033.9	419.0	245.4
Non-derivative financial liabilities, undiscounted cash flows	1,049.2	443.8	273.6
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,774.9	2,789.9	2,305.2
Non-derivative financial liabilities, undiscounted cash flows	1,802.3	2,868.2	2,389.1
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7.0	3.8	16.2
Derivatives, contractual undiscounted cash flows	6.5	4.9	14.9
Interest rate swaps [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	2.3	1.7	11.1
Interest rate swaps [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	1.3	2.2	2.8
Interest rate swaps [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	1.0	1.0	1.0
Interest rate swaps [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	0.8
Interest rate swaps [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	1.1
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	599.0	0.5	51.1
Derivatives, contractual undiscounted cash flows	599.0	0.3	51.1
Foreign currency forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	189.5	0.1	0.6
Foreign currency forward contracts [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	105.6	0.2	50.5
Foreign currency forward contracts [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	83.1
Foreign currency forward contracts [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	99.7
Foreign currency forward contracts [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	121.1
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			599.7
Derivatives, contractual undiscounted cash flows			599.7
Commodity forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			542.5
Commodity forward contracts [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			57.2
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	249.6	294.1	230.6
Non-derivative financial liabilities, undiscounted cash flows	249.6	294.1	230.6
Trade payables [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	249.6	294.1	230.6
Accrued expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	445.5	348.0	422.8
Non-derivative financial liabilities, undiscounted cash flows	445.5	348.0	422.8
Accrued expenses [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 445.5	€ 348.0	€ 422.8